Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Low Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	CBLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CrossingBridge Low Duration High Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/low-duration-high-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/low-duration-high-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year, the Fund gained 8.51% on its Institutional Class shares while the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index gained 11.82%, the ICE BofA 1-3 Year U.S. Corporate Bond Index gained 8.37% and the ICE BofA 0-3 Year U.S. Treasury Index gained 6.40%. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad based securities market index, gained 11.57% over the same period.
Monthly investment results for the fiscal year ranged from 0.13% in June 2024 to 1.17% in December 2023. The Fund generated positive returns all twelve months during the fiscal year. The median monthly return for the period was 0.73% with an annualized standard deviation of 2.79%.
The Fund had positive contributions from interest income and had realized and unrealized gains during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 7.30%. The Fund’s subsidized 30-day SEC yield was 7.77% and unsubsidized 30-day SEC yield was 7.77%. The total return for the fiscal year was positive. The Fund’s NAV increased from $9.66 on September 30, 2023 to $9.75 on September 30, 2024, this was offset by the Fund distributing $0.71 in income during the fiscal year.
As we have made reference to in all four CrossingBridge quarterly commentaries we published this past fiscal year (available on our website), credit spreads, both investment grade and high yield, have continued grinding tighter, recently hitting their tightest levels in 15 years. Even in the face of tight credit spreads and a highly uncertain interest rate market, we remain opportunistic and continue to pursue four main themes:
1) Floating rate debt – continuing to take advantage of the inverted yield curve
2) Foreign issuers – better credit characteristics with higher yields than U.S. counterparts
3) Event-driven debt – catalysts hold potential for higher rates of return
4) Higher credit quality issuers – leaning into investment grade opportunities
With this backdrop, throughout the fiscal year we had remained (and continue to remain) more defensively positioned, aiming to maintain attractive yields while leaning more toward investment grade debt. At the same time, we have maintained low durations and continue holding significant “dry powder” (cash/cash equivalents/pre-merger SPACs/maturities of 90 days or less)  to 1) help protect capital while generating what we believe to be relatively attractive yields with the inverted yield curve, and 2) take advantage of opportunities as they arise.
As of September 30, 2024, the Fund’s net assets were weighted by category as follows: 31.6% in Short Term Securities, 4.6% in Event Driven, 16.9% in Interest Rate Sensitive, 34.9% in Core Value, 4.8% in Credit Opportunities, with the remaining 7.2% in cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/31/2018)
Institutional Class	8.51	5.16	4.57
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.67
ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index	11.82	5.34	5.06
ICE BofA 0-3 Year U.S. Treasury Index	6.40	1.78	2.02
ICE BofA 1-3 Year U.S. Corporate Bond Index	8.37	2.29	2.66

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 18, 2024
Updated Performance Information Location [Text Block]
Visit https://www.crossingbridgefunds.com/low-duration-high-income-fund for more recent performance information.
Visit https://www.crossingbridgefunds.com/low-duration-high-income-fund for  recent performance information.

Net Assets	$ 1,036,014,423
Holdings Count | $ / shares	135
Advisory Fees Paid, Amount	$ 5,145,427
Investment Company Portfolio Turnover	124.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,036,014,423
Number of Holdings	135
Net Advisory Fee	$5,145,427
Portfolio Turnover	124.47%

Holdings [Text Block]

Top 10 Issuers
First American Treasury Obligations Fund	4.5%
Connect Finco SARL	3.4%
BX Trust	3.4%
AbbVie, Inc.	2.7%
Ford Motor Credit Co. LLC	2.6%
Jabil, Inc.	2.2%
Infrabuild Australia Pty Ltd.	2.2%
Forum Energy Technologies, Inc.	2.2%
Sizzling Platter LLC	2.2%
TPC Group, Inc.	2.0%

Security Type
Corporate Bonds	57.0%
Bank Loans	10.0%
Commercial Paper	9.4%
Mortgage-Backed Securities	4.9%
Asset-Backed Securities	4.6%
Money Market Funds	4.5%
Convertible Bonds	3.7%
Preferred Stocks	1.0%
Special Purpose Acquisition Companies (SPACs)	0.4%
Other	4.5%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus.
Effective October 18, 2024, the Fund changed its name from the CrossingBridge Low Duration High Yield Fund to the CrossingBridge Low Duration High Income Fund. In connection with the name change, the Fund incorporated into its principal investment strategies a revised investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in portfolio of income producing fixed income securities. The Fund made additional changes to its principal investment strategies with respect to the types of fixed income instruments the Fund may invest in under its 80% policy and the target duration of the Fund’s fixed income portfolio.

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/low-duration-high-income-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Responsible Credit Fund
Class Name	Institutional Class
Trading Symbol	CBRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CrossingBridge Responsible Credit Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/responsible-credit-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/responsible-credit-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Fund gained 7.74% on its Institutional Class shares while the ICE BofA U.S. High Yield Total Return Index gained 15.66%, the ICE BofA U.S. Corporate Bond Index gained 14.13% and the ICE BofA 3-7 Year U.S. Treasury Index gained 9.07%. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad based securities market index, gained 11.57% over the same period.
Monthly investment results for the fiscal year ranged from -0.50% in June 2024 to 1.70% in December 2023. The Fund generated positive returns for eleven out of the twelve months during the fiscal year. The median monthly return for the fiscal year was 0.62% with an annualized standard deviation of 2.69%.
The Fund had positive contributions from interest income and had realized capital gains and unrealized losses during the period. 100% of the income was distributed for a 1-year dividend yield of 7.89%. The Fund’s subsidized 30-day SEC yield was 8.14% and unsubsidized 30-day SEC yield was 7.48%. The total return for the period was positive. Although the Fund’s NAV decreased from $9.36 on September 30, 2023 to $9.33 on September 30, 2024, that decrease was more than offset as the Fund distributed $0.74 in income during the fiscal year.
As we have made reference to in all four CrossingBridge quarterly commentaries we published this past fiscal year (available on our website), credit spreads, both investment grade and high yield, have continued grinding tighter, recently hitting their tightest levels in 15 years. Even in the face of tight credit spreads and a highly uncertain interest rate market, we remain opportunistic and continue to pursue four main themes:
1) Floating rate debt – continuing to take advantage of the inverted yield curve
2) Foreign issuers – better credit characteristics with higher yields than U.S. counterparts
3) Event-driven debt – catalysts hold potential for higher rates of return
4) Higher credit quality issuers – leaning into investment grade opportunities
With this backdrop, throughout the fiscal year we had remained (and continue to remain) more defensively positioned, aiming to maintain attractive yields while leaning more toward investment grade debt. At the same time, we have maintained low durations and continue holding significant “dry powder” (cash/cash equivalents/pre-merger SPACs/maturities of 90 days or less)  to 1) help protect capital while generating what we believe to be relatively attractive yields with the inverted yield curve, and 2) take advantage of opportunities as they arise.
As of September 30, 2024, the Fund’s net assets were weighted by category as follows: 16.96% in Short Term Securities, 7.18% in Event Driven, 25.84% in Interest Rate Sensitive, 38.17% in Core Value, 4.62% in Credit Opportunities, with the remaining 7.23% in cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Institutional Class	7.74	4.93
Bloomberg U.S. Aggregate Bond Index	11.57	-1.27
ICE BofA U.S. High Yield Total Return Index	15.66	3.14
ICE BofA U.S. Corporate Bond Index	14.13	-0.92
ICE BofA 3-7 Year U.S. Treasury Index	9.07	-0.62

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.crossingbridgefunds.com/responsible-credit-fund for more recent performance information.
Visit https://www.crossingbridgefunds.com/responsible-credit-fund for  recent performance information.

Net Assets	$ 40,698,309
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 18,314
Investment Company Portfolio Turnover	151.44%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$40,698,309
Number of Holdings	67
Net Advisory Fee	$18,314
Portfolio Turnover	151.44%

Holdings [Text Block]

Top 10 Issuers
Forum Energy Technologies, Inc.	4.5%
First American Treasury Obligations Fund	4.3%
Uber Technologies, Inc.	3.7%
Ford Motor Credit Co. LLC	2.9%
Chobani LLC	2.9%
Connect Finco SARL	2.9%
Novedo Holding AB	2.8%
General Motors Financial Co., Inc.	2.7%
Expedia Group, Inc.	2.6%
Icahn Enterprises LP	2.6%

Security Type
Corporate Bonds	51.7%
Bank Loans	23.3%
Commercial Paper	10.3%
Money Market Funds	5.9%
Convertible Bonds	2.3%
Asset-Backed Securities	2.1%
Preferred Stocks	1.1%
Common Stocks	0.5%
Real Estate Investment Trusts	0.4%
Other	2.4%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/responsible-credit-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Ultra-Short Duration Fund
Class Name	Institutional Class
Trading Symbol	CBUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CrossingBridge Ultra-Short Duration Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/ultra-short-duration-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/ultra-short-duration-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Fund gained 6.23% on its Institutional Class shares while the ICE BofA 0-1 Year U.S. Corporate Bond Index gained 6.33%, the ICE BofA 0-1 Year U.S. Treasury Index gained 5.65% and the ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index gained 7.35%. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad based securities market index, gained 11/57% over the same period.
Monthly investment results for the fiscal year ranged from 0.27% in June 2024 to 0.81% in November 2023. The Fund generated positive returns for all twelve months during the fiscal year. The median monthly return for the fiscal year was 0.51% with an annualized standard deviation of 0.84%.
The Fund had positive contributions from interest income and had realized gains and unrealized losses during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 5.74%. The Fund’s subsidized 30-day SEC yield was 5.80% and unsubsidized 30-day SEC yield was 5.76%. The total return for the fiscal year was positive. The Fund’s NAV increased from $9.91 on September 30, 2023 to $9.94 on September 30, 2024. The Fund distributed $0.57 of income during the fiscal year.
As we have made reference to in all four CrossingBridge quarterly commentaries we published this past fiscal year (available on our website), credit spreads, both investment grade and high yield, have continued grinding tighter, recently hitting their tightest levels in 15 years. Even in the face of tight credit spreads and a highly uncertain interest rate market, we remain opportunistic and continue to pursue four main themes:
1) Floating rate debt – continuing to take advantage of the inverted yield curve
2) Foreign issuers – better credit characteristics with higher yields than U.S. counterparts
3) Event-driven debt – catalysts hold potential for higher rates of return
4) Higher credit quality issuers – leaning into investment grade opportunities
With this backdrop, throughout the fiscal year we had remained (and continue to remain) more defensively positioned, aiming to maintain attractive yields while leaning more toward investment grade debt. At the same time, we have maintained low durations and continue holding significant “dry powder” (cash/cash equivalents/pre-merger SPACs/maturities of 90 days or less)  to 1) help protect capital while generating what we believe to be relatively attractive yields with the inverted yield curve, and 2) take advantage of opportunities as they arise.
As of September 30, 2024, the Fund’s net assets were weighted by category as follows: 47.8% in Short Term Securities, 6.8% in Event Driven, 12.9% in Interest Rate Sensitive, 26.0% in Core Value, 1.9% in Credit Opportunities, with the remaining 4.6% in cash and cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Institutional Class	6.23	3.93
Bloomberg U.S. Aggregate Bond Index	11.57	-1.27
ICE BofA 0-1 Year U.S. Corporate Bond Index	6.33	3.14
ICE BofA 0-1 Year U.S. Treasury Index	5.65	2.99
ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index	7.35	2.53

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.crossingbridgefunds.com/ultra-short-duration-fund for more recent performance information.
Visit https://www.crossingbridgefunds.com/ultra-short-duration-fund for  recent performance information.

Net Assets	$ 169,216,727
Holdings Count | $ / shares	82
Advisory Fees Paid, Amount	$ 646,681
Investment Company Portfolio Turnover	154.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$169,216,727
Number of Holdings	82
Net Advisory Fee	$646,681
Portfolio Turnover	154.21%

Holdings [Text Block]

Top 10 Issuers
BX Trust	5.8%
Carlisle Cos., Inc.	2.9%
Hewlett Packard Enterprise Co.	2.7%
Clear Channel International	2.6%
Qorvo, Inc.	2.6%
Uber Technologies, Inc.	2.5%
Zimmer Biomet Holdings, Inc.	2.5%
Sonoco Products Co.	2.5%
Connect Finco SARL	2.5%
First American Treasury Obligations Fund	2.5%

Security Type
Corporate Bonds	65.9%
Mortgage-Backed Securities	8.7%
Bank Loans	5.3%
Commercial Paper	4.8%
Asset-Backed Securities	4.6%
Municipal Bonds	2.5%
Money Market Funds	2.5%
Convertible Bonds	2.2%
Warrants	0.0%
Other	3.5%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/ultra-short-duration-fund
CrossingBridge Pre-Merger SPAC ETF
Shareholder Report [Line Items]
Fund Name	CrossingBridge Pre-Merger SPAC ETF
Class Name	CrossingBridge Pre-Merger SPAC ETF
Trading Symbol	SPC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CrossingBridge Pre-Merger SPAC ETF (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/spac-etf. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/spac-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CrossingBridge Pre-Merger SPAC ETF	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Fund had a NAV return of 4.54% and a market return of 4.40%. The Fund’s market return of 4.40% underperformed the ICE BofA 0-3 Year U.S. Treasury Index’s gain of 6.40% for the fiscal year, however, the Fund has outperformed the Index by 2.69% per year (annualized) since inception. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad-based securities market index, gained 11/57% during the fiscal year. The Fund had realized and unrealized gains during the fiscal year. The total return for the period was positive. Although the share price decreased from $20.72 on September 30, 2023 to $21.54 on September 30, 2024 and the NAV decreased from $21.69 to $21.54 for the fiscal year, this was more than offset by the distribution of $0.79 of income during the fiscal year.
Special Purpose Acquisition Companies (SPACs) behave like floating rate fixed income securities due to their IPO proceeds being placed in a trust account typically invested in ultra-short term U.S. government securities for the benefit of SPAC shareholders. As both short-term & longer-term U.S. Treasury rates fell over the fiscal year, pre-merger SPACs lagged both the short-term ICE BofA 0-3 Year U.S. Treasury Index, which is comprised of fixed rate Treasury securities with a slightly longer duration than the Fund, and the Bloomberg U.S. Aggregate Bond Index, which would be expected as the Bloomberg U.S. Aggregate Bond Index would benefit from having a significantly longer duration than the Fund. In addition, in this part of the cycle comprised of tight spreads and falling short-term Treasury rates, new deals have been being priced with less attractive terms then we have seen over the past few years.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/20/2021)
CrossingBridge Pre-Merger SPAC ETF NAV	4.54	4.63
Bloomberg U.S. Aggregate Bond Index	11.57	-1.72
ICE BofA 0-3 Year U.S. Treasury Index	6.40	1.93

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.crossingbridgefunds.com/spac-etf for more recent performance information. Visit https://www.crossingbridgefunds.com/spac-etf for recent performance information.
Net Assets	$ 68,932,710
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 559,345
Investment Company Portfolio Turnover	92.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$68,932,710
Number of Holdings	51
Net Advisory Fee	$559,345
Portfolio Turnover	92.91%

Holdings [Text Block]

Top 10 Issuers
Cartesian Growth Corp. II	5.2%
ESH Acquisition Corp.	5.1%
Iron Horse Acquisitions Corp.	4.8%
Bowen Acquisition Corp.	4.7%
IB Acquisition Corp.	4.6%
AlphaVest Acquisition Corp.	4.5%
Slam Corp.	4.4%
Oak Woods Acquisition Corp.	4.0%
Keen Vision Acquisition Corp.	4.0%
Nabors Energy Transition Corp. II	3.7%

Security Type
Special Purpose Acquisition Companies (SPACs)	96.8%
Money Market Funds	1.5%
Commercial Paper	1.4%
Rights	0.2%
Warrants	0.1%
Other	0.0%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/spac-etf
Retail Class
Shareholder Report [Line Items]
Fund Name	Riverpark Strategic Income Fund
Class Name	Retail Class
Trading Symbol	RSIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$135	1.29%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Fund gained 9.48% on its Retail Class shares while the ICE BofA U.S. High Yield Total Return  Index gained 15.66%, the ICE BofA U.S. Corporate Bond Index gained 14.13% and the ICE BofA 3-7 Year U.S. Treasury Index gained 9.07%. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad based securities market index, gained 11.57% over the same period.
Monthly investment results for the fiscal year for the Retail Class shares ranged from 0.15% in April 2024 to 1.50% in December 2023. The Retail Class shares generated positive returns all twelve months during the fiscal year. For the Retail Class shares, the median monthly return for the fiscal year was 0.76% with an annualized standard deviation of 5.03%.
The Fund had positive contributions from interest income and had realized losses and unrealized gains during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 7.36% for Retail Class shares. For the Retail Class shares, the subsidized 30-day SEC yield was 7.81% and unsubsidized 30-day SEC yield was 7.81%. For the Retail Class shares, the total return for the fiscal year was positive. The Retail Class shares NAV increased from $8.56 on September 30, 2023 to $8.71 on September 30, 2024, while also distributing $0.63 in income during the fiscal year.
As we have made reference to in all four CrossingBridge quarterly commentaries we published this past fiscal year (available on our website), credit spreads, both investment grade and high yield, have continued grinding tighter, recently hitting their tightest levels in 15 years. Even in the face of tight credit spreads and a highly uncertain interest rate market, we remain opportunistic and continue to pursue four main themes:
1) Floating rate debt – continuing to take advantage of the inverted yield curve
2) Foreign issuers – better credit characteristics with higher yields than U.S. counterparts
3) Event-driven debt – catalysts hold potential for higher rates of return
4) Higher credit quality issuers – leaning into investment grade opportunities
With this backdrop, throughout the fiscal year we had remained (and continue to remain) more defensively positioned, aiming to maintain attractive yields while leaning more toward investment grade debt. At the same time, we have maintained low durations and continue holding significant “dry powder” (cash/cash equivalents/pre-merger SPACs/maturities of 90 days or less)  to 1) help protect capital while generating what we believe to be relatively attractive yields with the inverted yield curve, and 2) take advantage of opportunities as they arise.
As of September 30, 2024, the Fund’s net assets were weighted by category as follows: 13.8% in Short Term Securities, 25.9% in Buy & Hold (“Money Good”), 6.2% in Priority Based (“Above the Fray”), 8.7% in (“Off the Beaten Path”), 27.0% in Interest Rate Resets (Floating Rate Debt, Cushion Bonds), 6.6% in Asset Backed Securities (ABS), 2.1% in Stressed, 1.2% in Distressed, 0.3% in Equity, -1.9% in Hedges, with the remaining 10.1% in cash and cash equivalents.
Terms used such as “Money Good”, “Off the Beaten Path”, and “Above the Fray” are internal terms used by the Adviser to categorize certain investments.” Money Good are securities that CrossingBridge believes hold limited credit risk and provide above market yields. Off the Beaten Path are securities that may be smaller issues, not widely followed issuers, or less liquid. Above the Fray are securities of issuers experiencing industry and/or credit stress, with restructuring a distinct longer-term possibility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class	9.48	5.34	3.97
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Total Return Index	15.66	4.55	4.95
ICE BofA 3-7 Year U.S. Treasury Index	9.07	0.64	1.61
ICE BofA U.S. Corporate Bond Index	14.13	1.29	2.96

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for more recent performance information.
Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for  recent performance information.

Net Assets	$ 503,670,897
Holdings Count | $ / shares	127
Advisory Fees Paid, Amount	$ 2,713,125
Investment Company Portfolio Turnover	116.98%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$503,670,897
Number of Holdings	127
Net Advisory Fee	$2,713,125
Portfolio Turnover	116.98%

Holdings [Text Block]

Top 10 Issuers
First American Treasury Obligations Fund	4.4%
Connect Finco SARL	3.7%
Ford Motor Credit Co. LLC	2.6%
Forum Energy Technologies, Inc.	2.6%
First American Government Obligations Fund	2.5%
Bell Telephone Company of Canada	2.4%
United States Treasury Note/Bond	2.4%
Mangrove Luxco III Sarl	2.3%
Icahn Enterprises LP	2.2%
Expedia Group, Inc.	2.2%

Security Type
Corporate Bonds	46.7%
Bank Loans	19.6%
Commercial Paper	7.1%
Money Market Funds	6.8%
Mortgage-Backed Securities	5.1%
Convertible Bonds	4.6%
U.S. Treasury Securities	3.6%
Asset-Backed Securities	1.5%
Common Stocks	1.5%
Other	3.5%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	Riverpark Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	RSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Fund gained 9.76% on its Institutional Class shares while the ICE BofA U.S. High Yield Total Return  Index gained 15.66%, the ICE BofA U.S. Corporate Bond Index gained 14.13% and the ICE BofA 3-7 Year U.S. Treasury Index gained 9.07%. The Bloomberg U.S. Aggregate Bond Index, the Fund’s broad based securities market index, gained 11.57% over the same period.
Monthly investment results for the fiscal year for the Institutional Class shares ranged from 0.17% in April 2024 to 1.52% in December 2023. The Institutional Class shares generated positive returns all twelve months during the fiscal year. For the Institutional Class shares, the median monthly return for the fiscal year was 0.79% with an annualized standard deviation of 5.03%.
The Fund had positive contributions from interest income and had realized losses and unrealized gains during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 7.85% for the Institutional Class shares. For the Institutional Class shares, the subsidized 30-day SEC yield was 8.06% and unsubsidized 30-day SEC yield was 8.06%. For the Institutional Class shares, the total return for the fiscal year was positive. The Institutional Class shares NAV increased from $8.54 on September 30, 2023 to $8.67 on September 30, 2024, while also distributing $0.67 in income during the fiscal year.
As we have made reference to in all four CrossingBridge quarterly commentaries we published this past fiscal year (available on our website), credit spreads, both investment grade and high yield, have continued grinding tighter, recently hitting their tightest levels in 15 years. Even in the face of tight credit spreads and a highly uncertain interest rate market, we remain opportunistic and continue to pursue four main themes:
1) Floating rate debt – continuing to take advantage of the inverted yield curve
2) Foreign issuers – better credit characteristics with higher yields than U.S. counterparts
3) Event-driven debt – catalysts hold potential for higher rates of return
4) Higher credit quality issuers – leaning into investment grade opportunities
With this backdrop, throughout the fiscal year we had remained (and continue to remain) more defensively positioned, aiming to maintain attractive yields while leaning more toward investment grade debt. At the same time, we have maintained low durations and continue holding significant “dry powder” (cash/cash equivalents/pre-merger SPACs/maturities of 90 days or less)  to 1) help protect capital while generating what we believe to be relatively attractive yields with the inverted yield curve, and 2) take advantage of opportunities as they arise.
As of September 30, 2024, the Fund’s net assets were weighted by category as follows: 13.8% in Short Term Securities, 25.9% in Buy & Hold (“Money Good”), 6.2% in Priority Based (“Above the Fray”), 8.7% in (“Off the Beaten Path”), 27.0% in Interest Rate Resets (Floating Rate Debt, Cushion Bonds), 6.6% in Asset Backed Securities (ABS), 2.1% in Stressed, 1.2% in Distressed, 0.3% in Equity, -1.9% in Hedges, with the remaining 10.1% in cash and cash equivalents.
Terms used such as “Money Good”, “Off the Beaten Path”, and “Above the Fray” are internal terms used by the Adviser to categorize certain investments.” Money Good are securities that CrossingBridge believes hold limited credit risk and provide above market yields. Off the Beaten Path are securities that may be smaller issues, not widely followed issuers, or less liquid. Above the Fray are securities of issuers experiencing industry and/or credit stress, with restructuring a distinct longer-term possibility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	9.76	5.55	4.22
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Total Return Index	15.66	4.55	4.95
ICE BofA 3-7 Year U.S. Treasury Index	9.07	0.64	1.61
ICE BofA U.S. Corporate Bond Index	14.13	1.29	2.96

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for more recent performance information.
Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for  recent performance information.

Net Assets	$ 503,670,897
Holdings Count | $ / shares	127
Advisory Fees Paid, Amount	$ 2,713,125
Investment Company Portfolio Turnover	116.98%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$503,670,897
Number of Holdings	127
Net Advisory Fee	$2,713,125
Portfolio Turnover	116.98%

Holdings [Text Block]

Top 10 Issuers
First American Treasury Obligations Fund	4.4%
Connect Finco SARL	3.7%
Ford Motor Credit Co. LLC	2.6%
Forum Energy Technologies, Inc.	2.6%
First American Government Obligations Fund	2.5%
Bell Telephone Company of Canada	2.4%
United States Treasury Note/Bond	2.4%
Mangrove Luxco III Sarl	2.3%
Icahn Enterprises LP	2.2%
Expedia Group, Inc.	2.2%

Security Type
Corporate Bonds	46.7%
Bank Loans	19.6%
Commercial Paper	7.1%
Money Market Funds	6.8%
Mortgage-Backed Securities	5.1%
Convertible Bonds	4.6%
U.S. Treasury Securities	3.6%
Asset-Backed Securities	1.5%
Common Stocks	1.5%
Other	3.5%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund